Long-Term Government Loan Payable and Government Grant (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Government Loan Payable and Government Grant
Summary of gross proceeds of Government Loans and Government Grant received

	Government Loan	Government Grant	Total
Balance at January 1, 2021	$—	$—	$—
FedNor loan - November 2021	1,000	—	1,000
Balance at January 1, 2022	$1,000	$—	$1,000
FedNor loan - February 2022	1,579	—	1,579
FedNor - March 2022	938	—	938
FedNor - April 2022	1,216	—	1,216
NOHFC grant - June 2022	—	165	165
Allocation to government grant	(956)	956	—
Balance at December 31, 2022	$3,777	$1,121	$4,898
FedNor loan (Nickel Study) - February 2023	250	—	250
Accretion	272	(272)	—
Balance at December 31, 2023	$4,299	$849	$5,148